SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of subsequent events [Abstract]
Disclosure of events after reporting period [text block]
NOTE 33. SUBSEQUENT EVENTS

The consolidated financial statements were approved by the Board of Director on Febreaury 19, 2019.

Arrendamiento Operativo CIB S.A.S.

On January 16, 2019 the Bank’s subsidiaries Renting Colombia S.A.S and Inversiones CFNS S.A.S have entered into an agreement with Arval Relsa for the sale of 100% of the shares of Arrendamiento Operativo CIB S.A.C – Renting Peru, an operational leasing company incorporated and with operations in Peru.

The purchase price for the shares was settled for USD 21,893 (gross basis without taking into consideration any tax withholding) and the transaction was closed on March 29, 2019.

Arval Relsa is the joint venture between Arval (subsidiary of BNP Paribas, with more than one million vehicles in operational leasing) and Relsa (company with 15 years of experience in the Peruvian market) that seeks to strengthen the car leasing and vehicle fleet management businesses in Peru and Chile.